UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS (formerly known as Credit Suisse Commodity Return Strategy Fund)
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Strategy Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2013 to October 31, 2014

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2014

■  CREDIT SUISSE
COMMODITY ACCESS STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

AFFIRMATION OF THE COMMODITY POOL OPERATOR

To the best of my knowledge and belief, the information contained in the attached financial statements for the year from November 1, 2013 to October 31, 2014, is accurate and complete.

Kenneth J. Lohsen, Managing Director
Credit Suisse Asset Management, LLC,
Commodity Pool Operator for the Credit Suisse Commodity ACCESS
Strategy Fund

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report
October 31, 2014 (unaudited)

December 22, 2014

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Commodity ACCESS Strategy Fund (the "Fund") for the 12-months ended October 31, 2014.

Performance Summary
11/01/13 – 10/31/14

Fund & Benchmark	Performance
Class I1	-8.49%
Class A1,2	-8.74%
Class C1,2	-9.46%
Credit Suisse Commodity Benchmark Total Return Index[3]	-8.07%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategic Review:

The 12-months ended October 31, 2014, was a tough one for commodities with the Credit Suisse Commodity Benchmark Total Return Index ("CSCB Index"), the Fund's benchmark, down 8.07% and with 20 out of 34 Index constituents trading lower.

For the 12-months, the Fund underperformed the CSCB Index by 42 basis points on Class I, 67 basis points on Class A and 139 basis points on Class C. Positioning in precious metals, coffee, soybean oil and aluminum contributed to under performance. Additionally, an underweight to corn and an overweight to lean hogs also contributed to performance.

Precious Metals declined 12.37% during the period. Silver declined the most, down 27.03%, due to a strengthening U.S. dollar in the second half of 2014. The October Federal Open Market Committee statement confirmed an end to quantitative easing, citing an improvement in the U.S. labor market, further supporting the U.S. Dollar and driving demand for precious metals lower. In addition, weak industrial demand from the Eurozone and Asia weighed on these commodities. If U.S. economic and employment data continues to rise, interest rates could rise during the first half of 2015 — which could weaken the appeal of gold and silver as potential hedges against inflation.

Agriculture ended the period 7.19% lower, led lower by grains, as exceptional growing and harvesting weather in the U.S. Midwest helped support a record

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Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

crop year. Chicago wheat, for example, decreased 26.74% for the period as global supply forecasts increased. Decreasing U.S. exports also contributed to the decline. Raw sugar was also lower, down 25.75% during the period, due to increased supply expectations. Large inventory builds in Brazil, the world's largest producer, and a healthy amount of monsoon rains in India, the world's second largest producer, improved sugar's supply outlook. Arabica and Robusta coffee were the best performing constituents, increasing 63.05% and 41.59%, respectively. A prolonged drought in Brazil's largest Arabica coffee-producing region affected crop yields while cool and wet weather slowed the harvest and reduced crop quality even further. Additionally, a decrease in global Arabica supply increased the demand for the cheaper Robusta crop.

Livestock was the best performing sector, up 21.79% during the period, with all constituents posting positive returns. For example, feeder cattle was up 40.33% due to strong wholesale demand and thinning supplies throughout 2014. Droughts in the U.S. Midwest earlier in the year decreased supplies, while beef demand continued to remain high despite elevated prices.

Energy was the worst performing sector, down 12.90% during the period, led lower by Brent crude oil. Toward the end of the period, the International Energy Agency cut its oil demand forecast and the U.S. Department of Energy cut its crude price projection due to slower global consumption growth and rising output, especially from the United States.

Industrial metals was relatively flat, increasing only 1.08% during the period. Zinc increased due to positive manufacturing data from China earlier in the period and on multiple reports of declining London Metal Exchange inventories throughout 2014.

Outlook:

The period was mixed for commodities, as the market had a strong start to 2014 before beginning to decline in May. Fundamental factors continued to be the predominant drivers of return, while macroeconomic forces remained relevant. The energy sector was driven lower by excess oil inventories and demand concerns due to worries surrounding global growth. Alternatively, weather-related risks delayed harvest domestically and production in South America, which drove grain prices higher. The contrast between the perceived paths of the world's major central banks, along with the Federal Reserve appearing hawkish in comparison to the Bank of Japan and the European Central Bank, continued to support the U.S. Dollar. This acted as a headwind for commodities as of late.

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Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Japan faced more difficulties in its attempt to generate higher levels of inflation in order to spur economic growth. As a result, the Bank of Japan announced further stimulus in October. European growth remains weak, with deflation seemingly a bigger risk than inflation — a fact that has many expecting more easing measures from the European Central Bank. China also remains a concern, with GDP growth continuing to trend lower, weighing on commodity demand.

Alternatively, in the United States, significant improvements in the labor market supported the Federal Open Market Committee's decision to conclude its asset purchase program on October 29th. Although the recent monetary action signaled a positive outlook for the broader U.S. economy, the Federal Reserve continued to confirm its commitment to maximum employment and its 2% inflation target. Interest rate increases will likely be delayed if progress toward the Federal Reserve's aforementioned mandates occurs more slowly than expected. Additionally, the growth picture in the United States appears to look fairly robust. Meanwhile, many central banks around the world appear willing to exert efforts to support a global economic recovery, explicitly seeking to create higher inflation.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton
Timothy Boss

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, liquidity risk, interest rate risk, market risk, credit risk, focus risk, futures contracts risk, leveraging risk, portfolio turnover risk, short position risk, structured note risk, swap agreements risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed

3

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2014; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Commodity ACCESS Strategy Fund1 Class I
shares, Class A shares2, Class C shares2 and the Credit Suisse
Commodity Benchmark Total Return Index3 from Inception (09/28/12).

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Total return for the Fund's Class A shares for the 12-months ended October 31, 2014, based on offering price (including maximum sales charge of 4.75%), was (13.05)%. Total return for the Fund's Class C shares for the same period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (10.36)%.

3  Credit Suisse Commodities Benchmark Total Return Index is composed of futures contracts on five physical commodity asset classes and short term Treasury Bills. The index does not have transactions costs; investors may not invest directly in an index.

5

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Average Annual Returns as of October 31, 20141

	1 Year	Since Inception[2]
Class I	(8.49)%	(7.42)%
Class A Without Sales Charge	(8.74)%	(7.68)%
Class A With Maximum Sales Charge	(13.05)%	(9.81)%
Class C Without CDSC	(9.46)%	(8.36)%
Class C With CDSC	(10.36)%	(8.36)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.52% for Class I shares, 1.77% for Class A shares and 2.52% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.90% for Class I shares, 1.15% for Class A shares and 1.90% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares and 1.90% of the Fund's average daily net assets for Class C shares through at least February 28, 2016

2  Inception Date September 28, 2012.

6

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended October 31, 2014.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Commodity ACCESS Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2014

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/14	$871.90	$870.40	$866.80
Expenses Paid per $1,000*	$4.25	$5.42	$8.94
Hypothetical 5% Fund Return
Beginning Account Value 05/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/14	$1,020.67	$1,019.41	$1,015.63
Expenses Paid per $1,000*	$4.58	$5.85	$9.65
	Class I	Class A	Class C
Annualized Expense Ratios*	0.90%	1.15%	1.90%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	80.75%
United States Treasury Obligations	15.13
Short-term Investment[1]	4.12
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2014, if applicable.

8

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments
October 31, 2014

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (69.9%)
$500	Fannie Mae Discount Notes	(AA+, Aaa)	05/04/15	0.128	$499,861
1,000	Fannie Mae Discount Notes	(AA+, Aaa)	10/01/15	0.150	998,986
850	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/16	0.170	850,694
900	Federal Farm Credit Banks#	(AA+, Aaa)	04/11/16	0.260	901,280
700	Federal Farm Credit Banks#	(AA+, Aaa)	06/09/16	0.280	701,234
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	06/20/16	0.270	1,001,614
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	1,001,812
850	Federal Farm Credit Banks#	(AA+, Aaa)	07/27/16	0.280	851,546
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/29/16	0.250	1,001,302
500	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/16	0.165	499,896
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	09/19/16	0.190	1,000,178
500	Federal Farm Credit Banks#	(AA+, Aaa)	10/21/16	0.200	500,157
800	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	801,808
700	Federal Farm Credit Banks#	(AA+, Aaa)	12/19/16	0.157	700,437
800	Federal Farm Credit Banks#	(AA+, Aaa)	12/30/16	0.230	800,489
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/03/17	0.187	1,001,250
500	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/17	0.193	500,833
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/09/17	0.173	1,000,955
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/13/17	0.178	1,001,067
1,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/24/17	0.193	1,001,408
600	Federal Farm Credit Banks#	(AA+, Aaa)	05/15/17	0.183	600,657
500	Federal Farm Credit Banks#	(AA+, Aaa)	05/30/17	0.230	499,835
500	Federal Farm Credit Banks#	(AA+, Aaa)	07/25/17	0.183	500,483
500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	08/03/15	0.168	499,701
500	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	500,453
1,200	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	1,201,125
1,000	Federal Home Loan Banks	(AA+, Aaa)	12/04/15	0.220	999,879
900	Federal Home Loan Banks#	(AA+, Aaa)	12/16/15	0.160	900,600
800	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	800,460
700	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	700,307
900	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	902,215
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	500,000
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.625	500,365
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	500,211
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/23/15	0.305	500,352
1,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/27/16	0.600	1,000,266
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/16	0.580	600,220
800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.625	800,058
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.670	499,457
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/16	0.725	600,520
570	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.162	570,494
1,080	Federal National Mortgage Association#	(AA+, Aaa)	08/12/16	0.172	1,081,140
1,800	Federal National Mortgage Association#	(AA+, Aaa)	08/15/16	0.173	1,801,904
1,000	Freddie Mac Discount Notes	(AA+, Aaa)	01/16/15	0.119	999,959
600	Freddie Mac Discount Notes	(AA+, Aaa)	01/23/15	0.119	599,973
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $35,244,548)					35,277,441

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2014

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (13.1%)
$1,000	United States Treasury Floating Rate Notes#	(AA+, Aaa)	01/31/16	0.065	$1,000,015
800	United States Treasury Floating Rate Notes#	(AA+, Aaa)	07/31/16	0.090	800,353
500	United States Treasury Notes*	(AA+, Aaa)	06/30/15	0.375	500,859
500	United States Treasury Notes*	(AA+, Aaa)	07/15/15	0.250	500,469
500	United States Treasury Notes*	(AA+, Aaa)	08/31/15	0.375	501,054
500	United States Treasury Notes*	(AA+, Aaa)	09/30/15	1.250	505,039
1,000	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	1,002,031
700	United States Treasury Notes	(AA+, Aaa)	03/31/16	0.375	700,930
1,100	United States Treasury Notes	(AA+, Aaa)	05/15/16	0.250	1,098,625
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $6,604,797)					6,609,375
SHORT-TERM INVESTMENT (3.5%)
1,801	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,801,000)		11/03/14	0.010	1,801,000
TOTAL INVESTMENTS AT VALUE (86.5%) (Cost $43,650,345)					43,687,816
OTHER ASSETS IN EXCESS OF LIABILITIES (13.5%)					6,799,825
NET ASSETS (100.0%)					$50,487,641

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2014.

*  At October 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	USD	Jan 2015	47	$3,963,260	$(254,069)
Livestock	USD	Jan 2015	19	2,170,513	$(23,681)
Contracts to Sell
Agriculture	USD	Dec 2014	(14)	(987,000)	$8,932
	USD	Jan 2015	(23)	(843,410)	8,092
					$17,024
Livestock	USD	Dec 2014	(6)	(211,260)	$1,334
	USD	Feb 2015	(15)	(528,300)	291
					$1,625
Net unrealized appreciation (depreciation)					$(259,101)

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2014

Swap Contracts
Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$9,358,154	11/25/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(113,029)
USD	$10,000,000	11/07/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	232,176
USD	$14,811,636	11/25/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(178,847)
USD	$11,312,318	11/25/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(136,619)
USD	$21,529,400	11/07/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	271,775
						$75,456

1  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2014

Assets
Investments at value (Cost $43,650,345) (Note 2)	$43,687,816
Cash	730
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	5,794,349
Variation margin receivable on futures contracts (Note 2)	957,515
Unrealized appreciation on open swap contracts (Note 2)	503,951
Interest receivable	17,171
Receivable for fund shares sold	10,025
Prepaid expenses and other assets	60,699
Total assets	51,032,256
Liabilities
Investment advisory fee payable (Note 3)	13,026
Administrative services fee payable (Note 3)	5,419
Shareholder servicing/Distribution fee payable (Note 3)	249
Unrealized depreciation on open swap contracts (Note 2)	428,495
Trustees' fee payable	10,440
Accrued expenses	86,986
Total liabilities	544,615
Net Assets
Capital stock, $.001 par value (Note 6)	5,934
Paid-in capital (Note 6)	50,970,419
Accumulated net investment loss	(347,632)
Accumulated net realized gain on investments, futures contracts and swap contracts	5,094
Net unrealized depreciation from investments, futures contracts and swap contracts	(146,174)
Net assets	$50,487,641
I Shares
Net assets	$50,001,903
Shares outstanding	5,876,262
Net asset value and offering price per share	$8.51
A Shares
Net assets	$259,588
Shares outstanding	30,666
Net asset value and redemption price per share	$8.46[1]
Maximum offering price per share (net asset value/(1-4.75%))	$8.88
C Shares
Net assets	$226,150
Shares outstanding	27,136
Net asset value, offering price and redemption price per share	$8.33

1  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2014

Investment Income
Interest	$98,170
Total investment income	98,170
Expenses
Investment advisory fees (Note 3)	384,080
Administrative services fees (Note 3)	58,806
Shareholder servicing/Distribution fees (Note 3)
Class A	697
Class C	1,835
Registration fees	88,651
Audit and tax fees	52,100
Trustees' fees	44,139
Legal fees	41,236
Printing fees (Note 3)	27,200
Custodian fees	14,267
Transfer agent fees (Note 3)	13,205
Commitment fees (Note 4)	2,861
Insurance expense	1,202
Miscellaneous expense	3,872
Total expenses	734,151
Less: fees waived (Note 3)	(299,530)
Net expenses	434,621
Net investment loss	(336,451)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	38,744
Net realized loss from futures contracts	(1,462,192)
Net realized loss from swap contracts	(3,220,729)
Net change in unrealized appreciation (depreciation) from investments	18,071
Net change in unrealized appreciation (depreciation) from futures contracts	(465,231)
Net change in unrealized appreciation (depreciation) from swap contracts	315,212
Net realized and unrealized loss from investments, futures contracts and swap contracts	(4,776,125)
Net decrease in net assets resulting from operations	$(5,112,576)

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
From Operations
Net investment loss	$(336,451)	$(160,605)
Net realized loss from investments, futures contracts and swap contracts	(4,644,177)	(247,929)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(131,948)	123,587
Net decrease in net assets resulting from operations	(5,112,576)	(284,947)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	32,005,875	3,144,796
Net asset value of shares redeemed	(476,173)	(1,488)
Net increase in net assets from capital share transactions	31,529,702	3,143,308
Net increase in net assets	26,417,126	2,858,361
Net Assets
Beginning of year	24,070,515	21,212,154
End of year	$50,487,641	$24,070,515
Accumulated net investment loss	$(347,632)	$(143,261)

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2014	2013	2012[1]
Per share data
Net asset value, beginning of year	$9.30	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.07)	(0.06)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.72)	(0.04)	(0.59)
Total from investment operations	(0.79)	(0.10)	(0.60)
Net asset value, end of year	$8.51	$9.30	$9.40
Total return[3]	(8.49)%	(1.06)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$50,002	$23,711	$21,020
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%[4]
Ratio of net investment loss to average net assets	(0.70)%	(0.69)%	(0.77)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.62%	1.56%	3.64%[4]
Portfolio turnover rate	117%	79%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2014	2013	2012[1]
Per share data
Net asset value, beginning of year	$9.27	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.09)	(0.09)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.72)	(0.04)	(0.59)
Total from investment operations	(0.81)	(0.13)	(0.60)
Net asset value, end of year	$8.46[3]	$9.27	$9.40
Total return[4]	(8.74)%	(1.38)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$260	$237	$94
Ratio of net expenses to average net assets	1.15%	1.15%	1.15%[5]
Ratio of net investment loss to average net assets	(0.95)%	(0.93)%	(1.02)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.62%	1.56%	3.64%[5]
Portfolio turnover rate	117%	79%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Commodity ACCESS Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2014	2013	2012[1]
Per share data
Net asset value, beginning of year	$9.20	$9.40	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.16)	(0.16)	(0.01)
Net loss on investments, futures contracts and swap contracts (both realized and unrealized)	(0.71)	(0.04)	(0.59)
Total from investment operations	(0.87)	(0.20)	(0.60)
Net asset value, end of year	$8.33[3]	$9.20	$9.40
Total return[4]	(9.46)%	(2.13)%	(6.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$226	$122	$98
Ratio of net expenses to average net assets	1.90%	1.90%	1.90%[5]
Ratio of net investment loss to average net assets	(1.69)%	(1.68)%	(1.77)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.62%	1.56%	3.64%[5]
Portfolio turnover rate	117%	79%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2014

Note 1. Organization

Credit Suisse Commodity ACCESS Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Credit Suisse Commodity Benchmark Total Return Index. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004. Effective September 20, 2012, the name of the Trust was changed from Credit Suisse Commodity Return Strategy Fund.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity ACCESS Strategy Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of October 31, 2014, the Fund held $9,878,560 in the Subsidiary, representing 19.6% of the Fund's consolidated net assets. See the Consolidated Schedule of Investments for securities held through the Subsidiary. For the year ended October 31, 2014, the net realized gain on securities held in the Subsidiary was $1,461,306.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and its Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

18

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been

19

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund's Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$35,277,441	$—	$35,277,441
United States Treasury Obligations	—	6,609,375	—	6,609,375
Short-term Investment	—	1,801,000	—	1,801,000
	—	43,687,816	—	43,687,816
Other Financial Instruments*
Futures Contracts	$(259,101)	$—	$—	$(259,101)
Swap Contracts	—	75,456	—	75,456

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

20

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the year ended October 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest indirectly in derivative instruments through the Subsidiary. For the year ended October 31, 2014, the consolidated Funds' derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of October 31, 2014

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on futures contracts	$18,649	*	Unrealized depreciation on futures contracts	$277,750	*
	Unrealized appreciation on open swap contracts	503,951		Unrealized depreciation on open swap contracts	428,495
		$522,600			$706,245

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain/Loss	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized loss from futures contracts	$(1,462,192)	Net change in unrealized appreciation (depreciation) from futures contracts	$(465,231)
	Net realized loss from swap contracts	(3,220,729)	Net change in unrealized appreciation (depreciation) from swap contracts	315,212
		$(4,682,921)		$(150,019)

21

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

The notional amount of futures contracts and swap contracts at the year ended October 31, 2014 are reflected in the Consolidated Schedule of Investments. For the year ended October 31, 2014, the fund held average monthly notional values at net basis of $30,594,538 and $62,149,548 in futures and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at October 31, 2014:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Goldman Sachs	$232,176	$(178,847)	$—	$(53,329)	$—
UBS	271,775	—	—	(271,775)	—
	$503,951	$(178,847)	$—	$(325,104)	$—

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at October 31, 2014:

Counterparty	Gross Amounts of Liabilites Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays	$113,029	$—	$—	$(113,029)	$—
Goldman Sachs	178,847	(178,847)	—	—	—
JPMorgan Chase	136,619	—	—	(136,619)	—
	$428,495	$(178,847)	$—	$(249,648)	$—

(a)  Swap contracts are included.

(b)  The actual collateral received and/or pledged may be more than the amounts shown.

22

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The IRS has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding

23

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

24

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts at October 31, 2014 are disclosed in the consolidated Schedule of Investments. At October 31, 2014, the amount of restricted cash held at brokers for the Fund was $705,980.

H) SWAPS — The Fund may enter into commodity index swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the

25

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. The Fund's open swap contracts at October 31, 2014 are disclosed in the consolidated Schedule of Investments. At October 31, 2014, the amount of restricted cash held at brokers for the Fund was $5,088,369.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2014, there were no securities out on loan. Securities lending income is accrued as earned.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk,

26

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) NEW ACCOUNTING PRONOUNCEMENTS — In June 2013, the FASB issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under GAAP and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.80% of the Fund's average daily net assets. For the year ended October 31, 2014, investment advisory fees earned and fees waived/expenses reimbursed were $384,080 and $299,530, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end

27

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 3. Transactions with Affiliates and Related Parties

of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2016. Credit Suisse contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.90% of the Fund's average daily net assets for Class I shares, 1.15% of the Fund's average daily net assets for Class A shares, and 1.90% of the Fund's average daily net assets for Class C shares.

For the period ended October 31, 2014, the amounts waived and reimbursed by the Advisor, as well as the amounts available for recoupment/potential future recoupment by the Advisor and the expiration schedule at Ocbober 31, 2014 are as follows:

	Fee waivers/ expense reimbursements subject to repayment*	Expires October 31, 2015	Expires October 31, 2016	Expires October 31, 2017
Class I	$692,452	$67,037	$347,106	$278,309
Class A	4,379	300	2,447	1,632
Class C	3,008	300	1,634	1,074
Totals	$699,839	$67,637	$351,187	$281,015

*The Subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2014, co-administrative services fees earned by Credit Suisse were $43,209.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $15,597.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate

28

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 3. Transactions with Affiliates and Related Parties

of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2014, the Fund paid Rule 12b-1 distribution fees of $697 for Class A shares and $1,835 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. Some of the fees are paid by Credit Suisse on behalf of the Fund. For the year ended October 31, 2014, the Fund reimbursed Credit Suisse $12,145, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2014, CSSU and its affiliates advised the Fund that they retained $17 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Merrill Corporation ("Merrill"), formerly an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2014, Merrill was paid $28,827 for its services by the Fund. This amount was included in the printing fees presented on the Consolidated Statement of Operations. Effective July 23, 2014, Merrill was no longer considered an affiliate.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2014 and during the year ended October 31, 2014, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2014, purchases and sales of U.S. Government and Agency Obligations were $59,421,986 and $36,329,978, respectively.

29

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	3,371,361	$31,786,489	315,651	$2,977,135
Shares redeemed	(45,588)	(441,356)	(163)	(1,488)
Net increase	3,325,773	$31,345,133	315,488	$2,975,647
	Class A
	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	8,652	$83,534	15,608	$142,161
Shares redeemed	(3,594)	(32,435)	—	—
Net increase	5,058	$51,099	15,608	$142,161
	Class C
	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	14,159	$135,852	2,813	$25,500
Shares redeemed	(262)	(2,382)	—	—
Net increase	13,897	$133,470	2,813	$25,500

Prior to February 1, 2014, the Fund imposed a redemption fee of 2% of the value of shares that were redeemed or exchanged within 30 days from the date of purchase. For the years ended October 31, 2014 and 2013, the Fund did not receive any redemption fees. On February 1, 2014, the Fund eliminated the redemption fee.

On October 31, 2014, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	97%
Class A	3	*	97%
Class C	2	*	96%

*This includes the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse.

30

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 6. Capital Share Transactions

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

There were no dividends paid by the Fund to shareholders during the years ended October 31, 2014 and 2013.

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. This difference is primarily due to differing treatments of offering expenses. At October 31, 2014, the components of distributable earnings on a tax basis were as follows:

Late year ordinary loss deferral	$(313,849)
Undistributed capital gain	5,094
Unrealized depreciation	(146,174)
$(454,929)

During the tax year ended October 31, 2014, the Fund utilized $24,241 of the capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. It is uncertain whether the Fund will be able to realize the full benefits of the capital loss carryforwards before they expire. The Fund has no pre-enactment capital loss carryforwards.

During the tax year ended October 31, 2014, the Fund elected to defer Late-Year ordinary losses $313,849. These losses are deemed to arise on the first day of the Fund's next taxable year.

31

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 7. Federal Income Taxes

At October 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$43,650,345
Unrealized appreciation	$38,210
Unrealized depreciation	(739)
Net unrealized appreciation (depreciation)	$37,471

At October 31, 2014, the Fund reclassified $132,080 from accumulated net investment loss and $4,673,512 from accumulated net realized loss to paid in capital, to adjust for current period permanent book/tax differences. These permanent differences are due to differing book/tax treatment of net operating losses, ordinary loss netting to reduce short term capital gains and subsidiary cumulative income/loss. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

32

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 9. Other Matters

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no

33

Credit Suisse Commodity ACCESS Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 9. Other Matters

current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the court accepted and implemented the sentence as set out in the plea agreement. The court imposed no additional conditions beyond those contained in the agreement.

34

Credit Suisse Commodity ACCESS Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareholders of
Credit Suisse Commodity ACCESS Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Commodity ACCESS Strategy Fund (a separate fund of Credit Suisse Commodity Strategy Funds)(the "Fund") at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
December 29, 2014

35

Credit Suisse Commodity ACCESS Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	12

Director of The Adams Express Company, Petroleum and Resources Corporation, Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Trustee of Mirae Asset Discovery Funds (6 open-end portfolios); Director of Starcomms PLC. (telecommunications company) from 2008 to 2011; Director of Epoch Holding Corporation (an investment management and investment advisory services company) from 2006 to March 2013.

36

Credit Suisse Commodity ACCESS Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	10

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan (aluminum production) from February 2007 to November 2007; Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014; Director of Miller Buckfire & Co., LLC (financial restructuring).

37

Credit Suisse Commodity ACCESS Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Since Fund Inception	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	12

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC. (plywood manufacturing company) from 2003 to October 2013; Partner Backstage Acquisition Holding, LLC (Publication Job Postings) from November 2013 to present.

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

38

Credit Suisse Commodity ACCESS Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investment Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds; Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

Bruce Rosenberg Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2012	Director of Credit Suisse; Director of Liquid Accounting of Credit Suisse; Associated with Credit Suisse since 2008; Officer of other Credit Suisse Funds.
Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception

Managing Director and Global Head of Compliance of Credit Suisse since 2010; Director and Global Head of Compliance of Credit Suisse from January 2005 to December 2009; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

Joanne Doldo Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2013	Vice President of Credit Suisse; Associated with Credit Suisse since September 2011; Officer of other Credit Suisse Funds; Associated with Morgan Stanley Investment Management from 2002-2008.
Rocco DelGuercio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Treasurer	Since 2013

Vice President of Credit Suisse since 2013; Independent Consultant from February 2012 to April 2013; Director of Legg Mason & Co., LLC from March 2004 to January 2012; Associated with Credit Suisse from June 1996 to March 2004; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Senior Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

39

Credit Suisse Commodity ACCESS Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

40

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  CAS-AR-1014

CREDIT SUISSE FUNDS

Annual Report

October 31, 2014

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

AFFIRMATION OF THE COMMODITY POOL OPERATOR

To the best of my knowledge and belief, the information contained in the attached financial statements for the year from November 1, 2013 to October 31, 2014, is accurate and complete.

Kenneth J. Lohsen, Managing Director
Credit Suisse Asset Management, LLC,
Commodity Pool Operator for the Credit Suisse Commodity Return
Strategy Fund

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report
October 31, 2014 (unaudited)

December 22, 2014

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund (the "Fund") for the 12-months ended October 31, 2014.

Performance Summary

11/01/13 – 10/31/14

Fund & Benchmark	Performance
Class I1	-6.24%
Class A1,2	-6.60%
Class C1,2	-7.14%
Bloomberg Commodity Index Total Return[3]	-5.94%
Standard & Poor's 500 Index[4]	17.27%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities were lower for the 12-months ended October 31, 2014. The Bloomberg Commodity Index Total Return ("BCOM Index") was down 5.94%, with 14 out of 22 Index constituents trading lower.

For the 12-months ended October 31, 2014, the Fund outperformed the BCOM Index before fees and fund expenses by 30 basis points on Class I, 66 basis points on Class A and 120 basis points on Class C. Commodity strategies and underlying cash management both positively contributed to relative performance. Within the portfolio's commodity exposure, forward curve positioning in the agriculture and livestock sectors had a positive impact relative to the benchmark.

Precious Metals was the worst performing sector, down 15.84% during the reporting period. Silver declined the most, down 27.18%, as the U.S. Dollar strengthened sharply during the third quarter of 2014. The October Federal Open Market Committee statement confirmed an end to quantitative easing, citing an improvement in the U.S. labor market, which further supported the U.S. Dollar and drove demand for precious metals lower.

Agriculture ended the reporting period 8.87% lower. Sugar declined the most for the reporting period, down 31.61%, due to increased supply expectations. Large inventory builds in Brazil and India improved sugar's supply outlook.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Grains also declined as favorable weather conditions in the U.S. Midwest eased supply concerns. Supply forecasts for Corn and Wheat increased due to a combination of ideal planting conditions and harvesting weather in the United States. Coffee increased the most for the reporting period, up 62.47%, as severe drought conditions in key growing areas of Brazil affected crop yields during the production season. Soybean meal increased 22.56% amid increased export demand, tight inventory levels and planting delays in Brazil for the upcoming South American crop.

Energy was down 6.81%, led lower by Brent crude oil. Over the reporting period, the International Energy Agency, OPEC, and U.S. Department of Energy forecasted a weaker outlook for crude oil due to slower global consumption growth and rising output. Growth in North American non-traditional crude production continued to increase, while OPEC kept output steady, tipping the balance of global oil markets into excess supply availability. Natural gas was the only energy constituent to post positive gains as extremely cold weather in the first quarter of 2014 increased heating demand sharply and caused inventory levels to hit record lows.

Industrial metals was relatively neutral, increasing only 0.62%. Zinc increased the most due to positive manufacturing data from China earlier in the reporting period and on multiple reports of declining London Metal Exchange inventories throughout 2014. Nickel also increased due to the current ban on Indonesian ore exports. Prior to Indonesia's ban on exports of unprocessed minerals, effective since January 12, 2014, the country exported significant quantities of nickel ore to China.

Livestock was the best performing sector during the reporting period, up 12.62%. Live cattle increased the most, up 25.22%, due to strong wholesale demand and tight supplies throughout 2014. Droughts in the U.S. Midwest earlier in 2014 decreased supply availability while beef demand continued to remain high despite elevated prices.

Outlook:

Going forward, fundamental factors, as well as macroeconomic forces, will continue to predominantly drive returns. While record levels of production for grain-related commodities led to lower prices for the 2014 crop year, global consumption continues to trend higher. With base level global consumption at much higher levels, any disruptions in future crop years may materially impact prices. Within the Energy sector, despite expected increases in US shale oil and gas production, current natural gas and heating oil inventories are still at multi-year lows, making supplies more susceptible to extreme weather conditions

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

going forward. In addition, tensions may increase between oil producing nations who can function despite lower oil revenues versus countries who depend on higher oil prices to balance their budgets.

On the macroeconomic front, market participants will closely watch the actions of central banks around the globe. Currently, there is a contrast between the perceived paths of the world's major central banks, with the Federal Reserve appearing hawkish in comparison to the Bank of Japan and the European Central Bank, which continued to support the US Dollar. This trend may continue as Japan's economy unexpectedly entered into a recession despite its stimulus program while European growth remains weak, with deflation seemingly a bigger risk than inflation. This has many expecting more easing measures from the European Central Bank.

Alternatively, in the US, significant improvements in the labor market supported the Federal Open Market Committee's decision to conclude its asset purchase program on October 29th. The growth picture in the US appears to look fairly robust, while many central banks around the world appear willing to exert efforts to support a global economic recovery, explicitly seeking to create higher inflation. Macroeconomic factors may reinforce themselves, via the sources of inflation or growth surprises, both of which may come in above low expectations.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2014; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Commodity Return Strategy Fund1 Class I Shares,
Class A Shares2, Class C Shares2, the Bloomberg
Commodity Index Total Return3 and the Standard & Poor's 500 Index4
from Inception (12/30/04).

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (11.10)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (8.07)%.

3  The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities. An index does not have transaction costs; investors may not invest directly in an index. Effective July 1, 2014, the Dow Jones-UBS Commodity Index Total Return was renamed to the Bloomberg Commodity Index Total Return. There is no change to the calculation and construction methodology of the index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors. An index does not have transaction costs; investors may not invest directly in an index.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Average Annual Returns as of October 31, 20141

	1 Year	5 Years	Since Inception[2]
Class I	(6.24)%	(2.19)%	(0.80)%
Class A Without Sales Charge	(6.60)%	(2.45)%	(1.06)%
Class A With Maximum Sales Charge	(11.10)%	(3.40)%	(1.55)%
Class C Without CDSC	(7.14)%	(3.15)%	(1.77)%
Class C With CDSC	(8.07)%	(3.15)%	(1.77)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annual expense ratios after fee waivers and/or expense reimbursements are 0.78% for Class I shares, 1.03% for Class A shares and 1.78% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Inception Date December 30, 2004.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended October 31, 2014.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2014

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/14	$860.10	$858.10	$856.20
Expenses Paid per $1,000*	$3.56	$4.73	$8.23
Hypothetical 5% Fund Return
Beginning Account Value 05/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/14	$1,021.37	$1,020.11	$1,016.33
Expenses Paid per $1,000*	$3.87	$5.14	$8.94
	Class I	Class A	Class C
Annualized Expense Ratios*	0.76%	1.01%	1.76%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2014 (unaudited)

Sector Breakdown*

United States Agency Obligations	81.11%
United States Treasury Obligations	12.65
Short-term Investments[1]	3.56
Commodity Indexed Structured Notes	2.68
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2014.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
October 31, 2014

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (2.6%)
$64,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#**	(A+, A1)	12/03/15	0.059	$64,427,968
26,600	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes‡#**	(A, A3)	03/02/15	0.017	20,654,900
30,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes‡#**	(A, A3)	03/12/15	0.013	22,710,000
43,300	Svensk Exportkredit AB, Commodity Index Linked Senior Unsecured Notes#**	(AA+, Aa1)	02/02/15	0.237	35,495,531
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $163,900,000)					143,288,399
UNITED STATES AGENCY OBLIGATIONS (78.5%)
85,000	Fannie Mae Discount Notes	(AA+, Aaa)	05/04/15	0.129	84,976,370
80,000	Fannie Mae Discount Notes	(AA+, Aaa)	06/01/15	0.140	79,972,000
178,000	Fannie Mae Discount Notes	(AA+, Aaa)	10/01/15	0.150	177,819,508
12,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/16	0.140	11,997,012
54,400	Federal Farm Credit Banks#	(AA+, Aaa)	03/29/16	0.170	54,444,390
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	04/11/16	0.260	50,071,100
60,900	Federal Farm Credit Banks#	(AA+, Aaa)	06/09/16	0.280	61,007,367
64,250	Federal Farm Credit Banks#	(AA+, Aaa)	06/20/16	0.270	64,353,700
87,800	Federal Farm Credit Banks#	(AA+, Aaa)	07/20/16	0.280	87,959,094
50,000	Federal Farm Credit Banks#	(AA+, Aaa)	07/27/16	0.280	50,090,950
83,100	Federal Farm Credit Banks#	(AA+, Aaa)	07/29/16	0.250	83,208,196
62,500	Federal Farm Credit Banks#	(AA+, Aaa)	08/03/16	0.165	62,486,938
88,700	Federal Farm Credit Banks#	(AA+, Aaa)	09/19/16	0.190	88,715,789
72,000	Federal Farm Credit Banks#	(AA+, Aaa)	10/21/16	0.200	72,022,608
67,000	Federal Farm Credit Banks#	(AA+, Aaa)	11/07/16	0.300	67,151,420
120,000	Federal Farm Credit Banks#	(AA+, Aaa)	11/21/16	0.252	120,293,280
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	12/06/16	0.247	100,262,800
64,200	Federal Farm Credit Banks#	(AA+, Aaa)	12/19/16	0.157	64,240,125
65,000	Federal Farm Credit Banks#	(AA+, Aaa)	12/30/16	0.230	65,039,715
75,333	Federal Farm Credit Banks#	(AA+, Aaa)	01/03/17	0.187	75,427,166
47,425	Federal Farm Credit Banks#	(AA+, Aaa)	02/13/17	0.193	47,504,057
100,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/09/17	0.173	100,095,500
73,525	Federal Farm Credit Banks#	(AA+, Aaa)	03/13/17	0.178	73,603,451
110,000	Federal Farm Credit Banks#	(AA+, Aaa)	03/24/17	0.193	110,154,880
62,400	Federal Farm Credit Banks#	(AA+, Aaa)	05/15/17	0.183	62,468,328
60,600	Federal Farm Credit Banks#	(AA+, Aaa)	05/30/17	0.230	60,580,002
93,800	Federal Farm Credit Banks#	(AA+, Aaa)	07/25/17	0.183	93,890,705
30,000	Federal Farm Credit Banks#	(AA+, Aaa)	08/04/17	0.192	30,036,690
35,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/20/15	0.119	34,989,395
147,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	08/03/15	0.166	146,911,947
40,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	09/21/15	0.141	39,967,800
60,000	Federal Home Loan Banks#	(AA+, Aaa)	08/14/15	0.220	60,054,120
25,000	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.200	25,018,725
75,000	Federal Home Loan Banks#	(AA+, Aaa)	08/19/15	0.220	75,068,025
10,000	Federal Home Loan Banks#	(AA+, Aaa)	10/01/15	0.210	10,008,440
178,900	Federal Home Loan Banks#	(AA+, Aaa)	10/07/15	0.220	179,067,629

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2014

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$70,000	Federal Home Loan Banks	(AA+, Aaa)	12/04/15	0.220	$69,991,530
66,500	Federal Home Loan Banks#	(AA+, Aaa)	12/16/15	0.160	66,544,355
74,000	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	74,042,550
72,000	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	72,031,536
55,950	Federal Home Loan Banks#	(AA+, Aaa)	11/07/16	0.310	56,087,693
73,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.330	73,900,000
85,735	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/29/14	0.625	85,797,251
66,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/02/15	0.305	66,228,003
79,950	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	02/23/15	0.305	80,006,285
61,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/27/16	0.600	61,016,226
61,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/26/16	0.580	61,222,399
73,750	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.625	73,755,310
56,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/19/16	0.670	55,939,184
15,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/15	0.350	15,025,110
146,500	Federal National Mortgage Association#	(AA+, Aaa)	07/25/16	0.162	146,626,869
119,500	Federal National Mortgage Association#	(AA+, Aaa)	08/12/16	0.172	119,626,192
127,800	Federal National Mortgage Association#	(AA+, Aaa)	08/15/16	0.173	127,935,212
65,000	Federal National Mortgage Association#	(AA+, Aaa)	10/03/16	0.480	65,369,460
104,000	Freddie Mac Discount Notes	(AA+, Aaa)	01/16/15	0.119	103,995,736
60,000	Freddie Mac Discount Notes	(AA+, Aaa)	01/23/15	0.119	59,997,300
11,000	Freddie Mac Discount Notes	(AA+, Aaa)	06/02/15	0.134	10,996,128
24,000	Freddie Mac Discount Notes	(AA+, Aaa)	07/10/15	0.149	23,988,384
91,000	Freddie Mac Discount Notes	(AA+, Aaa)	08/05/15	0.153	90,945,127
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $4,328,404,205)					4,332,027,062
UNITED STATES TREASURY OBLIGATIONS (12.3%)
111,800	United States Treasury Floating Rate Notes#*	(AA+, Aaa)	01/31/16	0.065	111,801,677
60,000	United States Treasury Floating Rate Notes#*	(AA+, Aaa)	04/30/16	0.089	60,021,720
141,300	United States Treasury Floating Rate Notes#*	(AA+, Aaa)	07/31/16	0.090	141,362,313
20,000	United States Treasury Notes	(AA+, Aaa)	01/15/15	0.250	20,008,980
29,300	United States Treasury Notes	(AA+, Aaa)	01/31/15	2.250	29,455,642
14,000	United States Treasury Notes	(AA+, Aaa)	06/15/15	0.375	14,022,974
22,100	United States Treasury Notes	(AA+, Aaa)	06/30/15	0.375	22,137,990
50,000	United States Treasury Notes*	(AA+, Aaa)	07/15/15	0.250	50,046,900
6,000	United States Treasury Notes	(AA+, Aaa)	08/31/15	0.375	6,012,654
15,000	United States Treasury Notes	(AA+, Aaa)	01/15/16	0.375	15,029,295
70,000	United States Treasury Notes§	(AA+, Aaa)	01/31/16	0.375	70,142,170
50,000	United States Treasury Notes	(AA+, Aaa)	03/31/16	0.375	50,066,400
85,900	United States Treasury Notes§	(AA+, Aaa)	05/15/16	0.250	85,792,625
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $675,545,117)					675,901,340
Number of Shares
SHORT-TERM INVESTMENTS (4.3%)
49,336,170	State Street Navigator Prime Portfolio, 0.16%§§				49,336,170

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2014

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS
$189,939	State Street Bank and Trust Co. Euro Time Deposit	11/03/14	0.010	$189,939,000
TOTAL SHORT-TERM INVESTMENTS (Cost $239,275,170)				239,275,170
TOTAL INVESTMENTS AT VALUE (97.7%) (Cost $5,407,124,492)				5,390,491,971
OTHER ASSETS IN EXCESS OF LIABILITIES (2.3%)				129,589,146
NET ASSETS (100.0%)				$5,520,081,117

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2014.

**  Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, these securities amounted to a value of $43,364,900 or 0.8% of net assets.

*  At October 31, 2014, this security has been pledged, in whole or in part, as collateral for open swap contracts.

§  Security or portion thereof is out on loan (See Note 2-J).

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2014.

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$82,310,956	11/25/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(928,808)
USD	$98,733,219	11/25/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,136,926)
USD	$93,859,301	12/01/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,059,793)
USD	$374,677,814	12/01/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,942,172)
USD	$189,116,333	11/25/14	Bank of America	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,134,325)
USD	$39,574,874	11/25/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(446,655)
USD	$346,738,453	11/25/14	Barclays	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,992,548)
USD	$51,355,156	11/25/14	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(579,617)
USD	$49,609,595	11/25/14	BNP Paribas	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(571,243)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2014

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$236,962,864	11/25/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	$(2,674,440)
USD	$181,536,054	11/25/14	CIBC	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,090,311)
USD	$53,231,056	12/01/14	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(600,725)
USD	$448,157,590	12/01/14	Citigroup	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(5,160,346)
USD	$274,212,158	11/25/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,094,848)
USD	$148,639,478	11/25/14	Goldman Sachs	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,711,440)
USD	$22,842,625	11/25/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(257,809)
USD	$439,816,009	11/25/14	JPMorgan Chase	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(5,064,056)
USD	$69,067,671	11/25/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(779,520)
USD	$123,812,764	11/25/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,425,177)
USD	$495,720,511	11/25/14	Macquarie	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(5,527,770)
USD	$278,284,901	11/25/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(3,140,814)
USD	$197,128,327	11/25/14	Morgan Stanley	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,269,850)
USD	$219,290,739	11/25/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,474,987)
USD	$227,410,698	11/25/14	Societe Generale	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,618,539)
USD	$233,933,414	11/25/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(2,640,249)
USD	$141,579,473	11/25/14	UBS	Commodity Index Return[1]	Fee Plus Treasury Bill Rate	(1,630,228)
						$(57,953,196)

1  The Commodity Index Return is comprised of futures contracts on physical commodities.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2014

Assets
Investments at value, including collateral for securities on loan of $49,336,170 (Cost $5,407,124,492) (Note 2)	$5,390,491,971[1]
Cash	1,171,225
Cash segregated at brokers for swap contracts (Note 2)	223,279,862
Receivable for fund shares sold	29,590,980
Interest receivable	1,904,064
Prepaid expenses and other assets	235,285
Total assets	5,646,673,387
Liabilities
Investment advisory fee payable (Note 3)	2,347,728
Administrative services fee payable (Note 3)	424,763
Shareholder servicing/Distribution fee payable (Note 3)	56,096
Unrealized depreciation on open swap contracts (Note 2)	57,953,196
Payable upon return of securities loaned (Note 2)	49,336,170
Payable for fund shares redeemed	14,215,556
Trustees' fee payable	10,440
Accrued expenses	2,248,321
Total liabilities	126,592,270
Net Assets
Capital stock, $.001 par value (Note 6)	817,420
Paid-in capital (Note 6)	5,713,678,168
Accumulated net investment loss	(26,852,502)
Accumulated net realized loss on investments, futures contracts and swap contracts	(92,976,252)
Net unrealized depreciation from investments and swap contracts	(74,585,717)
Net assets	$5,520,081,117
I Shares
Net assets	$5,311,263,781
Shares outstanding	785,924,980
Net asset value, offering price and redemption price per share	$6.76
A Shares
Net assets	$192,422,767
Shares outstanding	28,920,116
Net asset value and redemption price per share	$6.65
Maximum offering price per share (net asset value/(1-4.75%))	$6.98[2]
C Shares
Net assets	$16,394,569
Shares outstanding	2,574,875
Net asset value and offering price per share	$6.37

1  Including $48,333,872 of securities on loan.

2  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2014

Investment Income
Interest	$12,096,779
Securities lending (net of rebates)	178,149
Total investment income	12,274,928
Expenses
Investment advisory fees (Note 3)	27,214,403
Administrative services fees (Note 3)	5,741,422
Shareholder servicing/Distribution fees (Note 3)
Class A	621,007
Class C	191,773
Transfer agent fees (Note 3)	7,800,135
Printing fees (Note 3)	481,457
Registration fees	380,702
Custodian fees	281,663
Insurance expense	149,751
Audit and tax fees	59,199
Legal fees	52,622
Commitment fees (Note 4)	41,555
Trustees' fees	31,858
Miscellaneous expense	64,386
Total expenses	43,111,933
Net investment loss	(30,837,005)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(66,424,650)
Net realized gain from futures contracts	4,507,231
Net realized loss from swap contracts	(311,213,917)
Net change in unrealized appreciation (depreciation) from investments	39,457,359
Net change in unrealized appreciation (depreciation) from futures contracts	(6,806,233)
Net change in unrealized appreciation (depreciation) from swap contracts	(10,115,430)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(350,595,640)
Net decrease in net assets resulting from operations	$(381,432,645)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Year Ended October 31, 2014	For the Year Ended October 31, 2013
From Operations
Net investment loss	$(30,837,005)	$(31,086,552)
Net realized loss from investments, futures contracts and swap contracts	(373,131,336)	(616,181,494)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	22,535,696	(49,342,684)
Net decrease in net assets resulting from operations	(381,432,645)	(696,610,730)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	3,369,259,215	3,099,077,263
Net asset value of shares redeemed	(2,523,115,032)[1]	(2,789,351,279)[2]
Net increase in net assets from capital share transactions	846,144,183	309,725,984
Net increase (decrease) in net assets	464,711,538	(386,884,746)
Net Assets
Beginning of year	5,055,369,579	5,442,254,325
End of year	$5,520,081,117	$5,055,369,579
Accumulated net investment loss	$(26,852,502)	$(27,440,052)

1  Net of $104,899 of redemption fees retained by the Fund.

2  Net of $282,590 of redemption fees retained by the Fund.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of year	$7.21	$8.22	$8.69	$9.12	$8.64
INVESTMENT OPERATIONS
Net investment loss[1]	(0.04)	(0.04)	(0.05)	(0.05)[4]	(0.04)[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.41)	(0.97)	(0.41)	0.29[4]	1.06[4]
Total from investment operations	(0.45)	(1.01)	(0.46)	0.24	1.02
REDEMPTION FEES[2]	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.67)	(0.54)
Distributions from net realized gains	—	—	(0.01)	—	—
Total dividends and distributions	—	—	(0.01)	(0.67)	(0.54)
Net asset value, end of year	$6.76	$7.21	$8.22	$8.69	$9.12
Total return[3]	(6.24)%	(12.29)%	(5.26)%	2.47%	12.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$5,311,264	$4,730,828	$4,818,146	$4,779,638	$3,099,449
Ratio of net expenses to average net assets	0.78%	0.78%	0.80%	0.79%[4]	0.70%[4]
Ratio of net investment loss to average net assets	(0.55)%	(0.55)%	(0.56)%	(0.59)%[4]	(0.47)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	—%	0.01%	0.03%[4]	0.13%[4]
Portfolio turnover rate	103%	99%	84%	165%	104%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.01% and 0.01% for the years ended October 31, 2010 and 2011, respectively. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.04% and 0.03% for the years ended October 31, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of year	$7.12	$8.14	$8.62	$9.07	$8.62
INVESTMENT OPERATIONS
Net investment loss[1]	(0.06)	(0.06)	(0.07)	(0.08)[4]	(0.06)[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.41)	(0.96)	(0.40)	0.30[4]	1.05[4]
Total from investment operations	(0.47)	(1.02)	(0.47)	0.22	0.99
REDEMPTION FEES[2]	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.67)	(0.54)
Distributions from net realized gains	—	—	(0.01)	—	—
Total dividends and distributions	—	—	(0.01)	(0.67)	(0.54)
Net asset value, end of year	$6.65	$7.12	$8.14	$8.62	$9.07
Total return[3]	(6.60)%	(12.53)%	(5.42)%	2.24%	11.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$192,423	$304,274	$591,661	$1,108,846	$705,895
Ratio of net expenses to average net assets	1.03%	1.03%	1.05%	1.04%[4]	0.95%[4]
Ratio of net investment loss to average net assets	(0.81)%	(0.80)%	(0.82)%	(0.84)%[4]	(0.72)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	—%	0.01%	0.03%[4]	0.13%[4]
Portfolio turnover rate	103%	99%	84%	165%	104%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.02% and 0.01% for the years ended October 31, 2010 and 2011, respectively. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.04% and 0.04% for the years ended October 31, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of year	$6.86	$7.90	$8.44	$8.96	$8.57
INVESTMENT OPERATIONS
Net investment loss[1]	(0.11)	(0.11)	(0.12)	(0.14)[4]	(0.12)[4]
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.38)	(0.93)	(0.41)	0.29[4]	1.05[4]
Total from investment operations	(0.49)	(1.04)	(0.53)	0.15	0.93
REDEMPTION FEES[2]	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.67)	(0.54)
Distributions from net realized gains	—	—	(0.01)	—	—
Total dividends and distributions	—	—	(0.01)	(0.67)	(0.54)
Net asset value, end of year	$6.37	$6.86	$7.90	$8.44	$8.96
Total return[3]	(7.14)%	(13.16)%	(6.25)%	1.44%	11.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$16,395	$20,267	$32,447	$46,250	$31,852
Ratio of net expenses to average net assets	1.78%	1.78%	1.80%	1.79%[4]	1.70%[4]
Ratio of net investment loss to average net assets	(1.55)%	(1.55)%	(1.57)%	(1.59)%[4]	(1.47)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	—%	0.01%	0.03%[4]	0.13%[4]
Portfolio turnover rate	103%	99%	84%	165%	104%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Effective October 31, 2012, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of net expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.01% and 0.01% for the years ended October 31, 2010 and 2011, respectively. The ratio of net expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00% and 0.00%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.04% and 0.03% for the years ended October 31, 2010 and 2011, respectively. This change did not have material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2014

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of the Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return ("BCOM Index"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004. Effective September 20, 2012, the name of the Trust was changed from Credit Suisse Commodity Return Strategy Fund.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of October 31, 2014, the Fund held $869,279,761 in the Subsidiary, representing 15.7% of the Fund's consolidated net assets. See the Consolidated Schedule of Investments for securities held through the Subsidiary. For the year ended October 31, 2014, the net realized loss on securities held in the Subsidiary was $306,706,686.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and its Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund's Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$143,288,399	$—	$143,288,399
United States Agency Obligations	—	4,332,027,062	—	4,332,027,062
United States Treasury Obligations	—	675,901,340	—	675,901,340
Short-term Investments	—	239,275,170	—	239,275,170
	—	5,390,491,971	—	5,390,491,971
Other Financial Instruments*
Swap Contracts	$—	$(57,953,196)	$—	$(57,953,196)

*  Other financial instruments include unrealized appreciation (depreciation) on swap contracts.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the year ended October 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest indirectly in derivative instruments through the Subsidiary. For the year ended October 31, 2014, the consolidated Funds' derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of October 31, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on open swap contracts	$—	Unrealized depreciation on open swap contracts	$57,953,196

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain/Loss	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized gain from futures contracts	$4,507,231	Net change in unrealized appreciation (depreciation) from futures contracts	$(6,806,233)
	Net realized loss from swap contracts	(311,213,917)	Net change in unrealized appreciation (depreciation) from swap contracts	(10,115,430)
		$(306,706,686)		$(16,921,663)

The notional amount of futures contracts and swap contracts at the year ended October 31, 2014 is reflected in the Consolidated Schedule of Investments. For the year ended October 31, 2014, the fund held average

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

monthly notional values at net basis of $256,234,156 and $4,949,909,601 in futures and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at October 31, 2014:

Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$9,202,024	$—	$—	$(9,202,024)	$—
Barclays	4,439,203	—	—	(4,439,203)	—
BNP Paribas	1,150,860	—	—	(1,150,860)	—
CIBC	4,764,751	—	(4,764,751)	—	—
Citigroup	5,761,071	—	—	(5,761,071)	—
Goldman Sachs	4,806,288	—	(4,806,288)	—	—
JPMorgan Chase	5,321,865	—	—	(5,321,865)	—
Macquarie	7,732,467	—	—	(7,732,467)	—
Morgan Stanley	5,410,664	—	—	(5,410,664)	—
Societie Generale	5,093,526	—	(5,093,526)	—	—
UBS	4,270,477	—	—	(4,270,477)	—
	$57,953,196	$—	$(14,664,565)	$(43,288,631)	$—

(a)  Swap contracts are included.

(b)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the Bloomberg Commodity Index Total Return ("Bloomberg Commodity Index") through investing in structured notes designed to track the performance of the Bloomberg Commodity Index. The Fund has received a private letter ruling from the IRS which confirms that the Fund's use of certain types of structured notes designed to track the performance of the Bloomberg Commodity Index produce Qualifying Income. In addition, the Fund may, through its investment in the Subsidiary, seek to track the performance of the Bloomberg Commodity Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

payments may be required for a futures transaction. At October 31, 2014, the Fund had no open futures contracts.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. The Fund's open swap contracts at October 31, 2014 are disclosed in the consolidated Schedule of Investments. At October 31,

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

2014, the amount of restricted cash held at brokers for the Fund was $223,279,862.

I) COMMODITY INDEXED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of the BCOM Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At October 31, 2014, the value of these securities comprised 2.6% of the Fund's net assets and resulted in unrealized depreciation of $20,611,601.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2014, the Fund had investment securities on loan with a fair value of $48,333,872 and a related liability of $49,336,170 for collateral received on securities loaned, both of which are presented gross on the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in level 2. For the year ended October 31, 2014, the value of the related collateral exceeded the value of the securities loaned.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2014, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $225,036, of which $15,436 was rebated from borrowers (brokers). The Fund retained $178,149 in income from the cash collateral investment, and SSB, as lending agent, was paid $31,451. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

L) NEW ACCOUNTING PRONOUNCEMENTS — In June 2013, the FASB issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. GAAP and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 2. Significant Accounting Policies

beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended October 31, 2014, investment advisory fees earned were $27,214,403. Effective January 1, 2011, Credit Suisse voluntarily waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2014, co-administrative services fees earned by Credit Suisse were $4,898,592.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2014, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $842,830.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2014, the Fund's paid Rule 12b-1

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 3. Transactions with Affiliates and Related Parties

distribution fees of $621,007 for Class A shares and $191,773 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. Some of the fees are paid by Credit Suisse on behalf of the Fund. For the year ended October 31, 2014, the Fund reimbursed Credit Suisse $4,088,451, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2014, CSSU and its affiliates advised the Fund that they retained $7,319 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Merrill Corporation ("Merrill"), formerly an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2014, Merrill was paid $104,413 for its services by the Fund. This amount was included in the printing fees presented on the Consolidated Statement of Operations. Effective July 23, 2014, Merrill was no longer considered an affiliate.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2014 and during the year ended October 31, 2014, the Fund had no borrowings outstanding under the Credit Facility.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2014, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$244,600,000	$210,833,096	$4,121,093,043	$3,979,829,991

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	441,544,638	$3,233,665,266	376,472,288	$2,854,250,011
Shares redeemed net of redemption fees	(311,606,622)	(2,280,278,791)	(306,308,717)	(2,322,678,327)
Net increase	129,938,016	$953,386,475	70,163,571	$531,571,684
	Class A
	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	18,048,029	$130,656,108	31,707,716	$240,394,114
Shares redeemed net of redemption fees	(31,847,468)	(235,345,905)	(61,703,647)	(453,780,698)
Net decrease	(13,799,439)	$(104,689,797)	(29,995,931)	$(213,386,584)
	Class C
	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013
	Shares	Value	Shares	Value
Shares sold	703,837	$4,937,841	597,627	$4,433,138
Shares redeemed net of redemption fees	(1,082,786)	(7,490,336)	(1,749,181)	(12,892,254)
Net decrease	(378,949)	$(2,552,495)	(1,151,554)	$(8,459,116)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 6. Capital Share Transactions

Prior to February 1, 2014, the Fund imposed a redemption fee of 2% of the value of shares that were redeemed or exchanged within 30 days from the date of purchase. For the years ended October 31, 2014 and 2013, the redemption fees received by the Fund were $104,899 and $282,590, respectively. On February 1, 2014, the Fund eliminated the redemption fee.

On October 31, 2014, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	63%
Class A	3	65%
Class C	5	75%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

There were no dividends paid by the Portfolio to shareholders during the years ended October 31, 2014 and 2013.

At October 31, 2014, the components of distributable earnings on a tax basis were as follows:

Accumulated realized loss	$(92,976,252)
Late year ordinary loss deferral	(26,852,502)
Unrealized depreciation	(74,585,717)
$(194,414,471)

At October 31, 2014, the Fund had $33,374,343 of unlimited short-term capital loss carryforwards and $59,601,909 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 7. Federal Income Taxes

expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. It is uncertain whether the Fund will be able to realize the full benefits of the capital loss carryforwards before they expire. The Fund has no pre-enactment capital loss carryforwards.

During the tax year ended October 31, 2014, the Fund did not utilize any of the capital loss carryforwards.

At October 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$5,407,124,492
Unrealized appreciation	$4,490,219
Unrealized depreciation	(21,122,740)
Net unrealized appreciation (depreciation)	$(16,632,521)

At October 31, 2014, the Fund reclassified $31,424,555 from accumulated net investment loss and $306,376,214 from accumulated net realized loss to paid in capital, to adjust for current period permanent book/tax differences. These permanent differences are due to differing book/tax treatment of net operating losses and subsidiary cumulative income/loss. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Note 9. Other Matters

established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined below) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2014

Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the court accepted and implemented the sentence as set out in the plea agreement. The court imposed no additional conditions beyond those contained in the agreement.

Credit Suisse Commodity Return Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareholders of
Credit Suisse Commodity Return Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Commodity Return Strategy Fund (a separate fund of Credit Suisse Commodity Strategy Funds)(the "Fund") at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
December 29, 2014

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	12

Director of The Adams Express Company, Petroleum and Resources Corporation, Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Trustee of Mirae Asset Discovery Funds (6 open-end portfolios); Director of Starcomms PLC. (telecommunications company) from 2008 to 2011; Director of Epoch Holding Corporation (an investment management and investment advisory services company) from 2006 to March 2013.

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	10

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Alcan (aluminum production) from February 2007 to November 2007; Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014; Director of Miller Buckfire & Co., LLC (financial restructuring).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	12

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC. (plywood manufacturing company) from 2003 to October 2013; Partner Backstage Acquisition Holding, LLC (Publication Job Postings) from November 2013 to present.

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Commodity Return Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since 2010

Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investment Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds; Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

Bruce Rosenberg Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2012	Director of Credit Suisse; Director of Liquid Accounting of Credit Suisse; Associated with Credit Suisse since 2008; Officer of other Credit Suisse Funds.
Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004

Managing Director and Global Head of Compliance of Credit Suisse since 2010; Director and Global Head of Compliance of Credit Suisse from January 2005 to December 2009; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

Joanne Doldo Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2013	Vice President of Credit Suisse; Associated with Credit Suisse since September 2011; Officer of other Credit Suisse Funds; Associated with Morgan Stanley Investment Management from 2002-2008.
Rocco DelGuercio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Treasurer	Since 2013

Vice President of Credit Suisse since 2013; Independent Consultant from February 2012 to April 2013; Director of Legg Mason & Co., LLC from March 2004 to January 2012; Associated with Credit Suisse from June 1996 to March 2004; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Senior Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Cash Reserve Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-AR-1014

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2014. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2014.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2013 and October 31, 2014.

	2013	2014
Audit Fees	$96,600	$96,800
Audit-Related Fees(1)	$7,200	$6,200
Tax Fees(2)	$6,000	$7,400
All Other Fees	—	—
Total	$109,800	$110,400

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($7,200 in 2013 and $6,200 in 2014).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014.

	2013	2014
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2013	2014
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014:

	2013	2014
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2013 and October 31, 2014 were $0 and $0, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(other)            Iran related activities disclosure requirement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	January 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	January 6, 2015

/s/ Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	January 6, 2015